Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Charge for Share-based Payments Under IFRS 2

The charge for share-based payments under IFRS 2 arises across the following schemes:

	Year ended December 31,
	2016	2017	2018
	(in £)
2015 Plan	6,185,067	2,441,671	805,738
Mereo BioPharma Group plc Share Option Plan	—	586,291	1,064,217
Long Term Incentive Plan	133,601	298,287	319,338
Deferred Bonus Share Plan	175,350	325,649	—

	6,494,018	3,651,898	2,189,293

Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2015 Plan during the year:

	2016		2017		2018
	Number	WAEP £	Number	WAEP £	Number	WAEP £
Outstanding at beginning of the year	8,964,394	1.29	9,198,655	1.32	9,124,610	1.32
Granted during the year	1,316,117	1.49	—	—	—	—
Cancelled during the year	(500,000)	1.29	—	—	—	—
Forfeited during the year	(581,856)	1.29	(74,045)	1.29	(46,255)	1.29
Exercised during the year	—	—	—	—	(95,222)	1.29

Outstanding at December 31	9,198,655	1.32	9,124,610	1.32	8,983,133	1.32

Exercisable at December 31	3,115,337	1.29	5,655,676	1.31	8,007,029	1.31

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted

The following tables list the weighted average inputs to the models used for the fair value of share options granted during the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31
	2016	2017	2018
	(in £)
Expected volatility (%)	56	—	—
Risk-free interest rate (%)	1.48-2.07	—	—
Expected life of share options (years)	10	—	—
Market price of ordinary shares (£)	1.84-2.21	—	—
Model used	Black Schloes	—	—

Mereo BioPharma Group plc Share Option Plan [member]
Statement [LineItems]
Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the Option Plan during the year:

	2016		2017		2018
	Number	WAEP £	Number	WAEP £	Number	WAEP £
Outstanding at beginning of the year	—	—	—	—	1,578,188	3.05
Granted during the year	—	—	1,193,188	3.05	388,000	3.14
Cancelled during the year	—	—	—	—	—	—
Forfeited during the year	—	—	(15,000)	3.03	(84,633)	3.03
Outstanding at December 31	—	—	1,578,188	3.05	1,881,555	3.10

Exercisable at December 31	—	—	—	—	—	—

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted

The following tables list the weighted average inputs to the models used for the fair value of share options granted during the years ended December 31:

	Year ended December 31
	2016	2017	2018
	(in £)
Expected volatility (%)	—	49-51	65-67
Risk-free interest rate (%)	—	1.06-1.33	1.39-1.53
Expected life of share options (years)	—	10	10
Market price of ordinary shares (£)	—	3.03-3.23	2.76-3.25
Model used	—	Black Scholes	Black Scholes

Long-term incentive plan [member]
Statement [LineItems]
Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted

The following tables list the weighted average inputs to the models used for the fair value of LTIP options granted during the years ended December 31:

LTIP Share Price Element

	Year ended December 31
	2016	2017	2018
Expected volatility (%)	48.9	51.7	—
Risk-free interest rate (%)	0.48-0.74	0.17-0.39	—
Expected life of share options (years)	3-5	3-5	—
Market price of ordinary shares (£)	2.21	3.03	—
Model used	Monte Carlo	Monte Carlo	—

LTIP Strategic Element

	Year ended December 31
	2016	2017	2018
Expected volatility (%)	48.9	51.7	—
Risk-free interest rate (%)	0.74	0.39	—
Expected life of share options (years)	5	5	—
Market price of ordinary shares (£)	2.21	3.03	—
Model used	Black Scholes	Black Scholes	—

Summary of Number and Movements in Long Term Incentive Plan Options

The following table illustrates the number of, and movements in, LTIP options during the year:

	2016 Number	2017 Number	2018 Number
Granted during the year	1,199,658	185,950	—
Cancelled during the year	—	—	—
Forfeited during the year	(234,162)	—	—
Outstanding at December 31	965,496	1,151,446	1,151,446

Exercisable at December 31	—	—	—

Deferred bonus share plan [member]
Statement [LineItems]
Summary of Number and Movements in Deferred Bonus Share Plan

The following table illustrates the number of, and movements in, DBSP options during the year:

	2016 Number	2017 Number	2018 Number
Outstanding at January 1	—	62,180	163,000
Awarded during the year	62,180	100,820	—
Granted during the year	—	—	—
Outstanding at December 31	62,180	163,000	163,000

Exercisable at December 31	—	—	—